Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payments
Schedule for expense recognized for the equity-settled programs

The expense recognized for share-based payments during the years ended December 31 is as follows:

	2021	2022	2023
	EUR k	EUR k	EUR k
Prior VSOP	(624)	(131)	(10)
New VSOP	(572)	95	(19)
LTIP Stock Options	(12,472)	(5,562)	(2,944)
LTIP RSUs	(705)	(3,108)	(4,072)
RSU Supervisory board	(566)	(478)	(652)
Total	(14,939)	(9,184)	(7,697)

Prior VSOP
Share-based payments
Schedule of reconciliation of outstanding awards

	2021	2022	2023
Outstanding at the beginning of the period	7,951,265	6,426,365	5,614,246
Granted during the period	—	—	—
Forfeited during the period	—	(34,859)	(11,091)
Exercised during the period	(1,524,900)	(777,260)	—
Outstanding at the end of the period	6,426,365	5,614,246	5,603,155
Thereof vested	6,365,422	5,509,886	5,588,513
Thereof exercisable	none	none	none

Schedule of share-based payments expenses

The expense recognized for this share-based payment plan during the years ended December 31 is as follows:

	2021	2022	2023
	EUR k	EUR k	EUR k
Cost of Sales	—	—	(9)
Selling and distribution expenses	(25)	(8)	(6)
Research and development expenses	(369)	(45)	46
General and administrative expenses	(230)	(78)	(41)
Total	(624)	(131)	(10)

New VSOP
Share-based payments
Schedule of reconciliation of outstanding awards

The number of awards in the New VSOP program granted to key employees developed as follows:

	2021	2022	2023
Outstanding at the beginning of the period	906,595	349,424	102,108
Granted during the period	—	—	—
Forfeited during the period		(99,696)	—
Exercised during the period	(557,171)	(147,620)	(69,246)
Outstanding at the end of the period	349,424	102,108	32,862
Thereof vested	88,464	59,942	32,862

Thereof exercisable	88,464	59,942	—

Schedule of share-based payments expenses

The expense recognized for employee services received during the years ended December 31, 2023, 2022, and 2021 is shown in the following table:

	2021	2022	2023
	EUR k	EUR k	EUR k
Research and development expenses	(349)	69	(31)
Selling and distribution expenses	(188)	23	—
General and administrative expenses	(35)	3	12
Total	(572)	95	(19)

Former Chief Executive Officer Grant
Share-based payments
Schedule of inputs used in the measurement of the fair value at grant date

Weighted average fair value per option	EUR 57.40
Weighted average share price (10-days VWAP before grant date)	EUR 50.01
Exercise price (USD 11.90)	EUR 10.04
Expected volatility (%)	62.06%
Expected life (years)	1.82
Risk-free interest rate (%)	0.07 - 1.48%

First tranche:

Weighted average fair value per option	EUR 48.27
Weighted average share price (actual 10-days VWAP before grant date, USD 81.03)	EUR 67.12
Exercise price (USD 52.96)	EUR 43.87
Expected volatility (%)	62.27%
Expected life (years)	1.78
Risk-free interest rate (%)	0.07 - 1.50%

Second tranche:

Weighted average fair value per option	EUR 24.36
Weighted average share price (estimated by Monte Carlo simulation to be USD 98.36)	EUR 81.48
Exercise price (estimated by Monte Carlo simulation to be USD 98.36)	EUR 81.48
Expected volatility (%)	62.27%
Expected life (years)	2.23
Risk-free interest rate (%)	0.07 - 1.50%

Third tranche:

Weighted average fair value per option	EUR 20.01
Weighted average share price (estimated by Monte Carlo simulation to be USD 98.57)	EUR 81.65
Exercise price (estimated by Monte Carlo simulation to be USD 98.57)	EUR 81.65
Expected volatility (%)	62.27%
Expected life (years)	2.66
Risk-free interest rate (%)	0.07 - 1.50%

Weighted average fair value per option	EUR 0.65
Weighted average share price (30-days VWAP after grant date)	EUR 77.73
Exercise price (USD 88.16)	EUR 77.73
Expected volatility (%)	73.00%
Expected life (years)	2.15
Risk-free interest rate (%)	0.08 - 0.49%

Weighted average fair value per option	EUR 17.56
Weighted average share price (20-day VWAP before grant date)	EUR 56.51
Exercise price (USD 84.03)	EUR 70.92
Expected volatility (%)	70.95%
Expected life (years)	4.5
Risk-free interest rate (%)	0.099 – 0.903%

Weighted average fair value per option	EUR 17.56
Weighted average share price (20-days VWAP before grant date)	EUR 41.81
Exercise price (USD 84.03)	EUR 46.16
Expected volatility (%)	75.13%
Expected life (years)	4.6
Risk-free interest rate (%)	0.075 – 0.704%

Weighted average fair value per option	EUR 14.31
Weighted average share price (30-days VWAP after grant date)	EUR 30.67
Exercise price (USD 34.87)	EUR 30.67
Expected volatility (%)	72.17%
Expected life (years)	2.16
Risk-free interest rate (%)	0.40 - 1.15%

Weighted average fair value per option	EUR 4.86
Weighted average share price (10 - day VWAP before grant date)	EUR 15.07
Exercise price (USD 19.35)	EUR 18.37
Expected volatility (%)	73.87 - 86.09%
Expected life (years)	2.33
Risk-free interest rate (%)	2.34 - 3.21%

Weighted average fair value per option	EUR 6.81
Weighted average share price (10-days VWAP before grant date)	EUR 17.45
Exercise price (USD 19.28)	EUR 17.45
Expected volatility (%)	50.91%
Expected life (years)	2.16
Risk-free interest rate (%)	2.67%

Weighted average fair value per option	EUR 3.55
Weighted average share price (10-day VWAP before grant date)	EUR 6.12
Exercise price (USD 6.66)	EUR 6.12
Expected volatility (%)	75.0%
Expected life (years)	3.39
Risk-free interest rate (%)	3.70%

Restricted Stock Units
Share-based payments
Schedule of share-based payments expenses

	2021	2022	2023
	EUR k	EUR k	EUR k
Cost of Sales	—	—	(331)
Research and development expenses	(240)	(909)	(1,719)
Selling and distribution expenses	(82)	(199)	(269)
General and administrative expenses	(383)	(2,000)	(1,753)
Total	(705)	(3,108)	(4,072)